Operating Segments and Geographic Information, Revenue by Major Customers (Detail) (Customer Concentration Risk [Member], Sales Revenue, Net [Member])	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Revenue, Major Customer [Line Items]
Entity-Wide Revenue, Major Customer, Percentage	46.00%	44.00%	43.00%
Hewlett-Packard Company [Member]
Revenue, Major Customer [Line Items]
Entity-Wide Revenue, Major Customer, Percentage	18.00%	17.00%	18.00%
Dell Inc. [Member]
Revenue, Major Customer [Line Items]
Entity-Wide Revenue, Major Customer, Percentage	16.00%	15.00%	14.00%
Lenovo Group Limited [Member]
Revenue, Major Customer [Line Items]
Entity-Wide Revenue, Major Customer, Percentage	12.00%	12.00%	11.00%